Property, Plant and Equipment, Net and Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Movement in Property, Plant and Equipment Accounts and Its Related Accumulated Depreciation
The movement in property, plant and equipment accounts and its related accumulated depreciation for the year ended December 31, 2017, 2018 and 2019 is as follows:

	Land	Buildings	Machinery	Vehicles	Furniture and fixtures	Other equipment	Replacement and in-transit units	Work in progress	Total
At January 1, 2017
Cost	32,614	241,352	1,090,460	443,641	59,593	246,102	21,701	18,853	2,154,316
Accumulated depreciation and impairment	—	(46,256)	(556,907)	(239,822)	(39,422)	(158,301)	(9)	—	(1,040,717)

Net carrying amount	32,614	195,096	533,553	203,819	20,171	87,801	21,692	18,853	1,113,599

Net initial carrying amount	32,614	195,096	533,553	203,819	20,171	87,801	21,692	18,853	1,113,599
Additions	157	2,724	48,207	36,594	11,607	36,179	23,802	13,178	172,448
Deconsolidation, net	(3,713)	(26,109)	—	(1,527)	(2,153)	(46,032)	(3,903)	(4)	(83,441)
Reclassifications, net	—	1,969	12,459	2,888	609	6,579	(17,524)	(6,980)	—
Transfers to intangibles (Note 17)	—	—	2,119	724	—	—	(964)	(2,048)	(169)
Deduction for sale of assets	(5,616)	(51,736)	(149,202)	(92,079)	(4,200)	(5,270)	—	—	(308,103)
Disposals, net	—	(245)	(4,032)	(7,507)	(422)	(9,413)	(230)	(3,606)	(25,455)
Depreciation charge	—	(12,469)	(100,976)	(45,457)	(11,654)	(26,928)	—	—	(197,484)
Impairment loss	—	—	(14,328)	—	—	—	—	(352)	(14,680)
Depreciation for sale deductions	—	3,579	115,864	84,145	1,049	3,128	—	—	207,765
Translations adjustments	236	152	606	(350)	(23)	980	—	(346)	1,255

Net final carrying amount	23,678	112,961	444,270	181,250	14,984	47,024	22,873	18,695	865,735

At December 31, 2017
Cost	23,678	157,949	998,207	380,724	62,435	180,409	22,882	19,047	1,845,331
Accumulated depreciation and impairment	—	(44,988)	(553,937)	(199,474)	(47,451)	(133,385)	(9)	(352)	(979,596)

Net carrying amount	23,678	112,961	444,270	181,250	14,984	47,024	22,873	18,695	865,735

At January 1, 2018
Cost	23,678	157,949	998,207	380,724	62,435	180,409	22,882	19,047	1,845,331
Accumulated depreciation and impairment	—	(44,988)	(553,937)	(199,474)	(47,451)	(133,385)	(9)	(352)	(979,596)

Net carrying amount	23,678	112,961	444,270	181,250	14,984	47,024	22,873	18,695	865,735

Net initial carrying amount	23,678	112,961	444,270	181,250	14,984	47,024	22,873	18,695	865,735
Additions	—	13,216	11,318	9,377	2,145	14,122	5,577	27,431	83,186
Desconsolidation, net	(3,183)	(33,989)	(108,993)	(110,859)	(1,539)	(32,878)	—	(715)	(292,156)
Reclassifications	—	17,129	16,626	(1,415)	(1,430)	75	(10,577)	(20,408)	—
Deduction for sale of assets	—	(3,527)	(55,567)	(32,399)	(2,164)	(2,200)	(124)	—	(95,981)
Disposals, net	—	(9,723)	(2,607)	(1,418)	(292)	(461)	—	(118)	(14,619)
Depreciation charge	—	(14,257)	(67,430)	(19,391)	(3,954)	(18,068)	—	—	(123,100)
Impairment loss	—	—	(5,664)	—	—	—	—	—	(5,664)
Depreciation for sale deductions	—	1,189	37,452	14,868	1,813	1,702	—	—	57,024
Translations adjustments	(286)	3,383	(3,310)	(788)	(134)	(2,415)	—	(321)	(3,871)

Net final carrying amount	20,209	86,382	266,095	39,225	9,429	6,901	17,749	24,564	470,554

At December 31, 2018
Cost	20,209	112,548	694,284	83,345	57,222	106,068	17,758	24,916	1,116,350
Accumulated depreciation and impairment	—	(26,166)	(428,189)	(44,120)	(47,793)	(99,167)	(9)	(352)	(645,796)

Net carrying amount	20,209	86,382	266,095	39,225	9,429	6,901	17,749	24,564	470,554

At January 1, 2019
Cost	20,209	112,548	694,284	83,345	57,222	106,068	17,758	24,916	1,116,350
Accumulated depreciation and impairment	—	(26,166)	(428,189)	(44,120)	(47,793)	(99,167)	(9)	(352)	(645,796)

Net carrying amount	20,209	86,382	266,095	39,225	9,429	6,901	17,749	24,564	470,554

Net initial carrying amount	20,209	86,382	266,095	39,225	9,429	6,901	17,749	24,564	470,554
Additions	290	396	23,011	861	687	8,693	7,036	39,584	80,558
Transfer to investment property (i)	(273)	(1,187)	—	—	—	—	—	—	(1,460)
Reclassifications	—	1,544	40,840	1,033	118	2,054	(14,163)	(31,426)	—
Deduction for sale of assets	—	(78)	(22,885)	(9,531)	(133)	(2,789)	(9)	—	(35,425)
Disposals, net	—	—	(316)	(101)	(187)	(229)	—	(804)	(1,637)
Depreciation charge	—	(5,992)	(48,035)	(9,782)	(2,092)	(6,137)	—	—	(72,038)
Impairment loss	—	—	(4,232)	—	—	—	—	(15,786)	(20,018)
Depreciation for sale deductions	—	78	20,597	5,232	86	2,717	—	—	28,710
Translations adjustments	(525)	(360)	(3,719)	(726)	(13)	(31)	—	—	(5,374)

Net final carrying amount	19,701	80,783	271,356	26,211	7,895	11,179	10,613	16,132	443,870

At December 31, 2019
Cost	19,974	113,339	726,173	74,434	55,710	111,696	10,624	32,270	1,144,220
Accumulated depreciation and impairment	(273)	(32,556)	(454,817)	(48,223)	(47,815)	(100,517)	(11)	(16,138)	(700,350)

Net carrying amount	19,701	80,783	271,356	26,211	7,895	11,179	10,613	16,132	443,870

Summary of Depreciation of Property, Plant and Equipment and Investment Property
Depreciation of property, plant and equipment and investment property is distributed in the income statement as follows:

	2017	2018	2019
Cost of services and goods (Note 26)	103,566	81,199	95,445
Administrative expenses (Note 26)	5,776	5,135	1,907
(+) Depreciation discontinued operations	90,452	39,085	—

Total depreciation related to property, plant and equipment and investment property	199,794	125,419	97,352
(-) Depreciation related to investment property	(2,310)	(2,319)	(2,356)
(-) Depreciation related to right-of-use assets	—	—	(22,958)

Total depreciation of property, plant and equipment	197,484	123,100	72,038

Summary of Net Carrying Amount of Machinery and Equipment, Vehicles and Furniture and Fixtures Acquired Under Finance Lease Contracts
The net carrying amount of machinery and equipment, vehicles and furniture and fixtures acquired under finance lease contracts are
 broken down as follows:

	At December 31,
	2017	2018	2019
Cost of acquisition	650,301	86,881	67,310
Accumulated depreciation	(351,447)	(38,026)	(44,671)

Net carrying amount	298,854	48,855	22,639

Summary of Group Recognized Assets And Liabilities For Right-Of-Use
As of December 31, 2019, the Group recognized assets and liabilities for right-of-use,
as shown in the following table:

	Buildings	Machinery and equipments	Vehicles	Total
At January 1, 2019
Additions	63,479	18,597	19,669	101,745
Depreciation charge	(7,541)	(6,899)	(8,518)	(22,958)
Translations adjustments	26	—	—	26

Net final carrying amount	55,964	11,698	11,151	78,813

At December 31, 2019
Cost	63,505	18,597	19,669	101,771
Accumulated depreciation	(7,541)	(6,899)	(8,518)	(22,958)

Net carrying amount	55,964	11,698	11,151	78,813

Summary of Distribution Expense For Depreciation Of Right-Of-Use Assets
The expense for depreciation of
right-of-use
assets for the year ended December 31, 2019 has been distributed in the following items of the consolidated statement of income:

2019
Cost of services and goods	20,011
Administrative expenses	2,947

22,958